8. Subordinated Debt (Details) - Subordinated Debt	12 Months Ended
Dec. 31, 2017
Long-term Debt, Description	Subordinated debt consists of Variable Rate Subordinated Debentures issued from time to time by the Company, and which mature four years after their date of issue.
Debt Instrument, Maturity Date, Description	The maturity date is automatically extended for an additional four year term unless the holder or the Company redeems the debenture on its original maturity date or within any applicable grace period thereafter.
Debt Instrument, Interest Rate Terms	Interest rates on the debentures automatically adjust at the end of each adjustment period.
Debt Instrument, Call Feature	The Company may redeem the debentures for a price equal to 100% of the principal plus accrued but unpaid interest upon 30 days’ notice to the holder.